Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Transactions
Amount paid for services received from related party	€ 25,885	€ 21,282
Balances
Accounts receivable	415		€ 4,061
Accounts payable	€ 4,383		€ 20,863